Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000212498_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000212498_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000212498_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.48%
C000019441_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000019441_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000019441_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.16%
C000064273_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000064273_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.06%
C000064273_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.16%
C000254566_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000254566_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.37%
C000254567_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000254567_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.37%
C000254568_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000254568_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.37%
C000254565_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000254565_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.37%
C000254564_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000254564_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.37%
C000212498_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.86%
C000212498_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.90%
C000212498_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.13%
C000019441_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.59%
C000019441_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.55%
C000019441_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.11%
C000064273_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.59%
C000064273_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.64%
C000064273_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.19%
C000254566_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.02%
C000254566_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.52%)
C000254566_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000254566_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	1.47%
C000254567_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.24%
C000254567_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.16%)
C000254567_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.02%
C000254567_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	1.26%
C000254568_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.44%
C000254568_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	0.74%
C000254568_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.42%
C000254568_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	0.74%
C000254565_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.54%
C000254565_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	1.75%
C000254564_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.62%
C000254564_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	1.87%